INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventory [LineItems]
Raw materials	$ 1,860	$ 1,661
Finished goods	3,891	5,068
Inventories, net	$ 5,751	$ 6,729